Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST
Entity Central Index Key	0001318342
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000121983 [Member]
Shareholder Report [Line Items]
Fund Name	Riverbridge Growth Fund
Class Name	Institutional Class
Trading Symbol	RIVBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Riverbridge Growth Fund (“Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://riverbridge.com/growth-fund/. You can also request this information by contacting us at (888) 447-4470.
Additional Information Phone Number	(888) 447-4470
Additional Information Website	https://riverbridge.com/growth-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Riverbridge Growth Fund (Institutional Class/RIVBX)	$111	0.96%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the 1-year period ended November 30, 2024, the Riverbridge Growth Fund Institutional Class produced one of its best annual returns since inception, rising 31.81%. These returns, however, did not keep pace with the Russell 3000 Growth index, which appreciated 38.16% or the S&P 500 index, which rose 33.89%. The Fund’s performance trailed those of its benchmarks which were led higher during the first half of the fiscal year by a small group of mega cap technology companies.
As always, the Riverbridge Investment Team adhered to our investment style, focusing on high quality, well-managed companies which we believe can increase their earnings power for sustained periods regardless of overall economic conditions. Our performance goal remains to outperform the benchmarks over an entire market cycle (defined as market peak to peak, or market trough to trough).
TOP PERFORMANCE CONTRIBUTORS
- Security selection within the Information Technology sector was a positive contributor to the Fund’s performance, particularly holdings in the Software industry. Vertical software providers Tyler Technologies (TYL), Fair Isaac Corporation (FICO), and Guidewire Software (GWRE) contributed to relative performance, as did workflow management solutions provider ServiceNow (NOW), which has demonstrated strong early adoption of its A.I. enhanced products.
- Security selection within the Industrials sector was a positive contributor to the Fund’s performance.
TOP PERFORMANCE DETRACTORS
- Security selection and an overweight in the Health Care sector was a detractor from the Fund’s performance. The primary headwind was the Fund’s overweight to the Life Sciences Tools & Services industry, which broadly underperformed.
- Security selection in the Consumer Discretionary sector was a detractor from the Fund’s performance, due primarily to a single holding, Five Below (FIVE). The company encountered several challenges during 2024, including theft from their stores, a core consumer doing less discretionary spending due to higher living costs, and a CEO change.
- Security selection in the Financials sector was a detractor from the Fund’s performance. In this sector, the Fund’s relative underperformance had more to do with what it doesn’t own. Alternative asset managers and investment banks, for example, surged during the period in anticipation of declining interest rates and less M&A scrutiny by the incoming administration.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Riverbridge Growth Fund (Institutional Class/RIVBX)	31.81%	12.65%	13.02%
Russell 3000 Growth Index	38.16%	18.84%	16.08%
S&P 500 Index	33.89%	15.77%	13.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://riverbridge.com/growth-fund/ for the most recent performance information.
Net Assets	$ 228,177,760
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 1,467,473
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$228,177,760
Total number of portfolio holdings	45
Total advisory fees paid (net)	$1,467,473
Portfolio turnover rate as of the end of the reporting period	6%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
NVIDIA Corp.	8.1%
Microsoft Corp.	6.7%
HEICO Corp.	4.3%
Amazon.com, Inc.	4.3%
Tyler Technologies, Inc.	3.5%
ServiceNow, Inc.	3.4%
Fastenal Co.	3.2%
Salesforce, Inc.	3.2%
CoStar Group, Inc.	2.8%
Globant S.A.	2.8%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	8.1%
Microsoft Corp.	6.7%
HEICO Corp.	4.3%
Amazon.com, Inc.	4.3%
Tyler Technologies, Inc.	3.5%
ServiceNow, Inc.	3.4%
Fastenal Co.	3.2%
Salesforce, Inc.	3.2%
CoStar Group, Inc.	2.8%
Globant S.A.	2.8%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000121984 [Member]
Shareholder Report [Line Items]
Fund Name	Riverbridge Growth Fund
Class Name	Investor Class
Trading Symbol	RIVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Riverbridge Growth Fund (“Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://riverbridge.com/growth-fund/. You can also request this information by contacting us at (888) 447-4470.
Additional Information Phone Number	(888) 447-4470
Additional Information Website	https://riverbridge.com/growth-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Riverbridge Growth Fund (Investor Class/RIVRX)	$140	1.21%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the 1-year period ended November 30, 2024, the Riverbridge Growth Fund Investor Class produced one of its best annual returns since inception, rising 31.49%. These returns, however, did not keep pace with the Russell 3000 Growth index, which appreciated 38.16% or the S&P 500 index, which rose 33.89%. The Fund’s performance trailed those of its benchmarks which were led higher during the first half of the fiscal year by a small group of mega cap technology companies.
As always, the Riverbridge Investment Team adhered to our investment style, focusing on high quality, well-managed companies which we believe can increase their earnings power for sustained periods regardless of overall economic conditions. Our performance goal remains to outperform the benchmarks over an entire market cycle (defined as market peak to peak, or market trough to trough).
TOP PERFORMANCE CONTRIBUTORS
- Security selection within the Information Technology sector was a positive contributor to the Fund’s performance, particularly holdings in the Software industry. Vertical software providers Tyler Technologies (TYL), Fair Isaac Corporation (FICO), and Guidewire Software (GWRE) contributed to relative performance, as did workflow management solutions provider ServiceNow (NOW), which has demonstrated strong early adoption of its A.I. enhanced products.
- Security selection within the Industrials sector was a positive contributor to the Fund’s performance.
TOP PERFORMANCE DETRACTORS
- Security selection and an overweight in the Health Care sector was a detractor from the Fund’s performance. The primary headwind was the Fund’s overweight to the Life Sciences Tools & Services industry, which broadly underperformed.
- Security selection in the Consumer Discretionary sector was a detractor from the Fund’s performance, due primarily to a single holding, Five Below (FIVE). The company encountered several challenges during 2024, including theft from their stores, a core consumer doing less discretionary spending due to higher living costs, and a CEO change.
- Security selection in the Financials sector was a detractor from the Fund’s performance. In this sector, the Fund’s relative underperformance had more to do with what it doesn’t own. Alternative asset managers and investment banks, for example, surged during the period in anticipation of declining interest rates and less M&A scrutiny by the incoming administration.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Riverbridge Growth Fund (Investor Class/RIVRX)	31.49%	12.39%	12.77%
Russell 3000 Growth Index	38.16%	18.84%	16.08%
S&P 500 Index	33.89%	15.77%	13.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://riverbridge.com/growth-fund/ for the most recent performance information.
Net Assets	$ 228,177,760
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 1,467,473
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$228,177,760
Total number of portfolio holdings	45
Total advisory fees paid (net)	$1,467,473
Portfolio turnover rate as of the end of the reporting period	6%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
NVIDIA Corp.	8.1%
Microsoft Corp.	6.7%
HEICO Corp.	4.3%
Amazon.com, Inc.	4.3%
Tyler Technologies, Inc.	3.5%
ServiceNow, Inc.	3.4%
Fastenal Co.	3.2%
Salesforce, Inc.	3.2%
CoStar Group, Inc.	2.8%
Globant S.A.	2.8%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	8.1%
Microsoft Corp.	6.7%
HEICO Corp.	4.3%
Amazon.com, Inc.	4.3%
Tyler Technologies, Inc.	3.5%
ServiceNow, Inc.	3.4%
Fastenal Co.	3.2%
Salesforce, Inc.	3.2%
CoStar Group, Inc.	2.8%
Globant S.A.	2.8%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.